Loans Receivable - Schedule of Loans Receivable (including Covered Loans) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 12,853,678	$ 12,201,387
Ratio of type of loan to total loans receivable	100.00%	100.00%
Allowance for probable losses	$ 129,257	$ 123,073	$ 113,494
Loans in process	1,195,506	1,149,934
Net deferred fees, costs and discounts	51,834	45,758
Total loan contra accounts	1,376,597	1,318,765
Net loans	11,477,081	10,882,622
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 5,798,966	$ 5,711,004
Ratio of type of loan to total loans receivable	45.10%	46.80%
Allowance for probable losses	$ 33,033	$ 36,892	37,796
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,890,668	$ 1,597,996
Ratio of type of loan to total loans receivable	14.70%	13.10%
Allowance for probable losses	$ 31,317	$ 24,556	19,838
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 624,479	$ 602,631
Ratio of type of loan to total loans receivable	4.90%	4.90%
Allowance for probable losses	$ 1,842	$ 1,944	1,080
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 155,204	$ 124,308
Ratio of type of loan to total loans receivable	1.20%	1.00%
Allowance for probable losses	$ 7,978	$ 6,829	6,023
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 102,036	$ 104,405
Ratio of type of loan to total loans receivable	0.80%	0.90%
Allowance for probable losses	$ 2,164	$ 2,649	2,535
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,385,125	$ 1,303,148
Ratio of type of loan to total loans receivable	10.80%	10.70%
Allowance for probable losses	$ 8,329	$ 7,862	6,925
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,452,168	$ 1,434,610
Ratio of type of loan to total loans receivable	11.30%	11.80%
Allowance for probable losses	$ 11,852	$ 11,818	8,588
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,140,874	$ 1,093,360
Ratio of type of loan to total loans receivable	8.90%	9.00%
Allowance for probable losses	$ 28,702	$ 28,524	28,008
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 130,852	$ 144,850
Ratio of type of loan to total loans receivable	1.00%	1.20%
Allowance for probable losses	$ 781	$ 855	813
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 173,306	$ 85,075
Ratio of type of loan to total loans receivable	1.30%	0.70%
Allowance for probable losses	$ 3,259	$ 1,144	$ 1,888